Cover	May 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2024
Entity File Number	0-22182
Entity Registrant Name	MOSAIC IMMUNOENGINEERING, INC.
Entity Central Index Key	0000836564
Entity Tax Identification Number	84-1070278
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9114 Adams Ave.
Entity Address, City or Town	Huntington Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94646
City Area Code	(657)
Local Phone Number	208-0890
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false